Employee benefits (Details 7)	Mar. 31, 2025	Mar. 31, 2024
Funds managed by Insurers [Member] | Parent Company Gratuity plan [member]
Disclosure of defined benefit plans [line items]
Percentage of Weighted average asset allocation	100.00%	100.00%